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                      Supplement dated November 1, 2005 to
                        Prospectus dated May 1, 2005 for:
                  ANNUICHOICE FLEXIBLE PREMIUM VARIABLE ANNUITY
                ETF EASYANNUITY FLEXIBLE PREMIUM VARIABLE ANNUITY
               GRANDMASTER FLEX 3 FLEXIBLE PREMIUM VARIABLE ANNUITY
              IQ THE SMART ANNUITY FLEXIBLE PREMIUM VARIABLE ANNUITY
             IQ(3) THE SMART ANNUITY FLEXIBLE PREMIUM VARIABLE ANNUITY
                    IQ ADVISOR FLEXIBLE PREMIUM VARIABLE ANNUITY
                     PINNACLE FLEXIBLE PREMIUM VARIABLE ANNUITY
                  PINNACLE PLUS FLEXIBLE PREMIUM VARIABLE ANNUITY
                                     issued by
                         INTEGRITY LIFE INSURANCE COMPANY
              through its Separate Account I and Separate Account II

We are moving our principal executive and administrative offices to Cincinnati, Ohio.

EFFECTIVE DECEMBER 12, 2005, any new contributions, requests for transfers, or other communications relating to your contract should be sent to the Administrative Office address listed below.

U.S. mail and overnight mail deliveries delivered to our Louisville, Kentucky street address or Post Office Box addresses ON OR AFTER JANUARY 2, 2006 will be forwarded to our Cincinnati address shown below, and the forwarding process may delay our receipt of your transaction request or contribution by one or more Business Days.

After one year, on or about JANUARY 1, 2007, mail will no longer be forwarded from Louisville to Cincinnati, so please note the change of address for your future communications with us.

The definition in the Glossary of "Administrative Office" is changed to read:

ADMINISTRATIVE OFFICE - References in this prospectus to our administrative office refer to: Integrity Life Insurance Company, P.O. Box 5722, Cincinnati, Ohio 45201-5722. Our express mail address is Integrity Life Insurance Company, 400 Broadway Street, Cincinnati, Ohio 45202-3341. You may also call us at 1-800-325-8583.

This is also the address where you can request a copy of the Statement of Additional Information.

For your reference, please keep this supplement with your important documents related to your contract.

You will also find this address change information on our website, www.integritycompanies.com.